UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 141.4%
Corporate — 17.1%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,890,575
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,086,810
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	500	503,220
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,021,300
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,428,780
5.00%, 12/01/37	1,500	1,695,360

		11,626,045

County/City/Special District/School District — 39.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,404,334
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,083,730
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,050,050
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
1.00%, 7/01/29	480	555,144
1.00%, 7/01/30	400	462,620
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,187,120
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,153,900

Municipal Bonds	Par (000)	Value

Arizona (continued)
County/City/Special District/School District (concluded)
County of Pinal Arizona, COP:
5.00%, 12/01/26	$1,250	$1,254,962
5.00%, 12/01/29	1,250	1,252,438
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,098,210
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,311,640
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	761,265
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,243,069
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,780,250
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,912,264
Scottsdale Municipal Property Corp., RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,000	1,137,600
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,155	1,158,604
5.75%, 7/15/24	750	763,365

		26,570,565

Education — 23.9%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,922,125
Arizona State University, RB, Series C:
6.00%, 7/01/25	970	1,132,484
6.00%, 7/01/26	745	868,335
6.00%, 7/01/27	425	495,359
6.00%, 7/01/28	400	462,660
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	558,120
Great Hearts Academies - Veritas Project, 6.30%, 7/01/42	500	534,845
Legacy Traditional Schools, Series A, 6.75%, 7/01/44 (b)	440	497,156

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona (continued)
Education (concluded)
County of Maricopa Arizona IDA, RB, Arizona Charter School Project 1, Series A, 6.63%, 7/01/20	$320	$310,941
County of Pima Arizona IDA, RB, Arizona Charter Schools Project, Series C:
6.70%, 7/01/21	20	20,047
6.75%, 7/01/31	45	45,072
County of Pima Arizona IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	985	987,896
Florence Town Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	534,055
Industrial Development Authority of the City of Phoenix, RB, 5.00%, 7/01/44	2,000	2,041,380
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,338,880
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,570,898

		16,320,253

Health — 19.3%
Arizona Health Facilities Authority, RB:
5.25%, 3/01/39	1,500	1,653,255
Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	536,960
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,203,584
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	1,073,400
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	537,180
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	193,475

Municipal Bonds	Par (000)	Value

Arizona (continued)
Health (concluded)
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (c)	$1,000	$1,050,970
University Medical Center Corp., RB, 6.50%, 7/01/39	500	584,435
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,000	1,151,940
Yavapai County IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,155,620

		13,140,819

Housing — 0.6%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	40	42,993
Series A-2, 5.80%, 7/01/40	55	55,964
City of Phoenix & County of Pima Arizona IDA, RB, S/F, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	157	156,790
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F, Series 1, AMT (Fannie Mae), 5.25%, 8/01/38	19	19,837
City of Phoenix Arizona IDA, Refunding RB, S/F, Series 2, AMT (Fannie Mae), 5.50%, 12/01/38	40	41,638
County of Maricopa Arizona IDA, RB, S/F, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	79	79,490

		396,712

State — 16.4%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/30	4,000	4,502,960
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,150,180
5.75%, 9/01/22	2,000	2,343,860
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/31	1,000	1,087,430

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona (continued)
State (concluded)
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	$1,930	$2,121,147

		11,205,577

Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,107,040
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,068,500
Senior Lien, AMT, 5.00%, 7/01/32	700	790,720

		2,966,260

Utilities — 20.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,316,460
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/38	2,000	2,230,800
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,794,250
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	507,835
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	983,205
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,640,528
5.00%, 8/01/35	1,000	1,026,010
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,125,030

Municipal Bonds	Par (000)	Value

Arizona (concluded)
Utilities (concluded)
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	$1,500	$1,564,920

		14,189,038

Total Municipal Bonds in Arizona		96,415,269

Guam — 3.1%
State — 3.1%
Territory of Guam, RB, Business Privilege Tax:
Bonds, Series A, 5.25%, 1/01/36	65	71,160
Bonds, Series A, 5.13%, 1/01/42	800	863,048
Bonds, Series B-1, 5.00%, 1/01/37	80	86,177
Series B-1, 5.00%, 1/01/42	1,000	1,070,730

Total Municipal Bonds in Guam		2,091,115

Total Municipal Bonds — 144.5%		98,506,384

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Arizona — 10.9%
Utilities — 10.9%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	3,000	3,350,370
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,379,080
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	721,723

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9%		7,451,173

Total Long-Term Investments (Cost — $97,426,191) — 155.4%		105,957,557

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	914,065	$914,065

Total Short-Term Securities (Cost — $914,065) — 1.4%		914,065

Total Investments (Cost — $98,340,256*) — 156.8%		106,871,622
Other Assets Less Liabilities — 2.8%		1,938,251
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9%)		(3,330,595)
VRDP Shares, at Liquidation Value — (54.7%)		(37,300,000)

Net Assets Applicable to Common Shares — 100.0%		$68,179,278

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$94,998,703

Gross unrealized appreciation	$8,555,362
Gross unrealized depreciation	(12,443)

Net unrealized appreciation	$8,542,919

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

FFI Institutional Tax-Exempt Fund	3,656,883	(2,742,818)	914,065	—

(f)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds [1]	—	$105,957,557	—	$105,957,557
Short-Term Securities	$914,065	—	—	914,065
Total	$914,065	$105,957,557	—	$106,871,622

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 5

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2014 6

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 23, 2014